Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of our Revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Category of Revenue:
Total	$ 67,435	$ 69,933
Advertising revenue [Member]
Category of Revenue:
Total	64,863	67,231
Copyrights revenue [Member]
Category of Revenue:
Total	2,451	2,209
CHEERS e-Mall marketplace service revenue [Member]
Category of Revenue:
Total	110	252
Other revenue [Member]
Category of Revenue:
Total	11	241
Services transferred over time [Member]
Category of Revenue:
Total	67,314	69,440
Services transferred at a point in time [Member]
Category of Revenue:
Total	110	252
Goods transferred at a point in time [Member]
Category of Revenue:
Total	$ 11	$ 241